Acquisitions	12 Months Ended
Jun. 30, 2011
Acquisitions
2.	Acquisitions

During 2011, the Company completed three acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $65 million. Total purchase price for all businesses acquired in 2011 was approximately $61 million in cash.

During 2010, the Company completed one acquisition whose aggregate sales for its most recent fiscal year prior to acquisition were $11 million. Total purchase price for this business was approximately $5 million in cash.

In October 2008, the Company acquired Legris SA, a manufacturer of fluid circuit components and systems for pneumatic, hydraulic, and chemical processing applications. In October 2008, the Company acquired Origa Group, a manufacturer of rodless pneumatic actuators, electric actuators, filter regulator lubricators and pneumatic cylinders and valves. Aggregate annual sales for these businesses and seven other businesses acquired during 2009, for their most recent fiscal year prior to acquisition, were approximately $532 million. Total purchase price for all businesses acquired during 2009 was approximately $747 million in cash and $4 million in assumed debt.

The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2011, 2010 and 2009 are presented below. Some of the 2011 purchase price allocations are preliminary and may require subsequent adjustment primarily to the values currently assigned to Plant and equipment and Intangible assets.

	2011	2010	2009
Assets acquired:
Accounts receivable	$9,332	$908	$116,931
Inventories	7,908	447	87,230
Prepaid expenses	69	(575)	3,957
Deferred income taxes	468		7,899
Plant and equipment	5,376	408	107,278
Intangible and other assets	35,094	4,198	431,964
Goodwill	8,715	2,891	319,193

	66,962	8,277	1,074,452

Liabilities assumed:
Notes payable			2,622
Accounts payable, trade	2,440	531	49,421
Accrued payrolls and other compensation	765	219	33,714
Accrued domestic and foreign taxes	215	(91)	22,111
Other accrued liabilities	1,500	2,587	97,093
Long-term debt			1,640
Pensions and other postretirement benefits			5,418
Deferred income taxes	1,815	(420)	136,864
Other liabilities			2,934

	6,735	2,826	351,817

Net assets acquired	$60,227	$5,451	$722,635